Business combinations	12 Months Ended
Dec. 31, 2017
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Business combinations

51 Business combinations

Acquisitions

2017

On January 1, 2017, Aegon completed the acquisition of Cofunds Ltd., following regulatory approval. The purchase of the Cofunds Ltd. business was done through a sale and purchase agreement to acquire all the shares and platform assets. The total consideration of the acquisition amounted to GBP 147 million (EUR 171 million). The fair value of the net assets amounted to GBP 99 million (EUR 116 million), of which GBP 25 million (EUR 29 million) related to “customer intangibles”, resulting in goodwill of GBP 48 million (EUR 56 million). The value of the transferred customer investments under management as per January 1, 2017 amounted to approximately GBP 82 billion (EUR 96 billion) and is not recognized on Aegon’s statement of financial position.

On August 2, 2017, Aegon Poland has received approval by the Polish Financial Supervision Authority to take over the management of the Nordea second-pillar pension fund. The value of the transferred net assets of Nordea to Aegon Poland as per June 30, 2017 amounted to approximately PLN 8.1 billion (EUR 1.9 billion).

2016

On May 3, 2016, Aegon announced it has agreed to buy BlackRock’s UK defined contribution (DC) platform and administration business. Under the purchase agreement, Aegon will acquire approximately GBP 12 billion (EUR 15 billion) of assets and 350,000 customers from BlackRock, which serves institutional and retail clients. The transaction is subject to a Part VII transfer of the underlying assets and liabilities to Aegon, which is subject to regulatory and court approval.

On August 11, 2016 Aegon announced the acquisition of Cofunds from Legal & General for GBP 140 million (EUR 164 million). The purchase of the Cofunds Ltd business is done through a sale and purchase agreement to acquire all the shares and platform assets. On January 1, 2017 Aegon completed the acquisition of Cofunds, following regulatory approval.

2015

On June 4, 2015 Aegon completed a strategic asset management partnership with La Banque Postale. Under the terms of the agreement, Aegon has acquired a 25% stake in La Banque Postale Asset Management (LBPAM) for a consideration of EUR 117 million.

On September 25, 2015, Aegon announced that it has acquired Mercer’s US defined contribution record-keeping business. On December 31, 2015, Aegon completed the acquisition after obtaining regulatory approval. The total purchase price amounted to EUR 70 million (USD 78 million), consisting of EUR 64 million (USD 71 million) cash and EUR 6 million (USD 7 million) contingent consideration. Cash position of Mercer amounts to nil on acquisition date.

On December 7, 2015, Aegon announced that it has increased its investment in Aegon Religare Life Insurance Company ARLI from 26 percent to 49 percent. The company has been renamed as Aegon Life Insurance Company Ltd.

Divestments/Disposals

2017

On June 28, 2017, Aegon completed its transaction to divest its two largest run-off businesses in the Americas, the payout annuity business and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the agreement, Aegon’s Transamerica life subsidiaries has reinsured USD 14 billion of liabilities. The transaction resulted in a book gain of USD 250 million (EUR 231 million), reported in the line other income in the condensed consolidated income statement. The book gain consisted of a loss on the reinsurance transaction which is more than offset by the reclassification of gains from Other Comprehensive Income following the disposal of assets to fund the transaction.

The loss on the reinsurance transaction amounted to USD 1,813 million (EUR 1,675 million) being the difference of the reinsurance premium paid and the reinsurance asset received related to the insurance liabilities. Upon disposal an amount of USD 979 million (EUR 905 million) and USD 1,018 million (EUR 941 million) respectively related to revaluation reserves and cash flow hedging reserves has been reclassified from Other Comprehensive Income into the income statement. Gains on sale of certain assets carried at amortized cost backing the insurance liabilities amount to USD 94 million (EUR 87 million). Other expenses related to the transaction, including cost of sale, amounted to USD 28 million (EUR 26 million).

On June 30, 2017, following court approval on the Part VII transfer, the sale of the annuity portfolio to Rothesay Life has been completed. On September 22, 2017, following court approval on the Part VII transfer, the sale of the annuity portfolio to Legal & General has been completed.

On August 9, 2017, Aegon agreed to sell Aegon Ireland plc. The sales price will amount to 81% of the Solvency II Own Funds of Aegon Ireland at the end of 2017. This transaction further optimizes its portfolio of businesses. As the transaction is contingent on certain closing and market conditions until closing of the transaction, the book loss is uncertain. This divestment is expected to have an immaterial impact on income before tax and underlying earnings before tax going forward. The transaction is subject to customary regulatory approvals and is expected to close in the first half of 2018.

On November 1, 2017, Aegon completed the sale of Unirobe Meeùs Groep (UMG), an independent financial advisory group, for a total consideration of EUR 295 million. The divestment led to a book gain of EUR 208 million, which was reported in Other income in the fourth quarter. As a consequence of this transaction annual income before tax and underlying earnings before tax will decrease by approximately EUR 20 million going forward from the 2017 level.

On December 28, 2017, Aegon agreed to divest a block of life reinsurance business and to dissolve a related captive insurance company. Under the terms of the agreement, Aegon’s Transamerica life subsidiaries reinsured approximately USD 750 million of liabilities. The transaction covers approximately half of the life reinsurance business that Transamerica retained after it divested the vast majority of its life reinsurance business to SCOR in 2011.

2016

On January 18, 2016 Aegon Nederland N.V. sold its commercial non-life insurance business, which includes the proxy and coinsurance run-off portfolios. This business has an annual premium volume of approximately EUR 90 million. The total insurance liabilities from this business are EUR 334 million while the consideration paid in cash was EUR 302 million. The transaction was subsequently approved by the Dutch Central Bank (De Nederlandsche Bank) and the Dutch Authority for Consumers and Markets (Autoriteit Consument & Markt). Aegon completed the sale on July 1, 2016, which resulted in a gain of EUR 11 million.

On May 13, 2016, Aegon completed the sale of certain assets of Transamerica Financial Advisors, a full service independent broker-dealer and registered investment adviser, following regulatory approval. The consideration received for the sale consisted of USD 49 million (EUR 44 million) cash and USD 14 million (EUR 13 million) of contingent consideration which is subject to a 12 month earn-out period. The transaction resulted in a pre tax gain of USD 58 million (EUR 52 million) recorded in the second quarter of 2016.

In the second quarter of 2016 Aegon sold its UK annuity portfolio in two parts. On April 11, 2016 Aegon announced the sale of around GBP 6 billion of the portfolio to Rothesay Life. On May 23, 2016 Aegon announced the sale of around GBP 3 billion of the portfolio to Legal & General. Aegon incurred a book loss on the transaction before tax of GBP 530 million (EUR 682 million), reported in the line other charges in the consolidated income statement. The transaction resulted in a tax benefit of GBP 41 million (EUR 53 million). Under the terms of the agreements, Aegon reinsured GBP 6.8 billion of liabilities to Rothesay Life and Legal & General, followed by a Part VII transfer[1], which were completed in 2017. The loss on the reinsurance transaction is GBP 1.9 billion (EUR 2.4 billion) being the difference of the reinsurance premium paid and the reinsurance asset received related to the insurance liabilities. Upon disposal an amount of GBP 1.4 billion (EUR 1.8 billion) related to a positive revaluation reserve has been reclassified from Other Comprehensive Income into the income statement. Taking into account the results of the sale of the related bonds leads to abovementioned result on the transaction of GBP 530 million. The related net cash outflow amounted to GBP 647 million (EUR 831 million). Expenses related to the transaction, including cost of sale, amount to GBP 13 million (EUR 16 million).

On December 16, 2016, Aegon completed the sale of 100% of its shares of Aegon Life Ukraine to TAS Group, and exited the Ukrainian market. This transaction has no material impact on the consolidated numbers of Aegon.

2015

On March 3, 2015, Aegon completed the sale of its 35% share in La Mondiale Participations following the granting of approval by the French Competition Authority (Autorité de la Concurrence). The agreement to sell Aegon’s stake in La Mondiale Participations to La Mondiale for EUR 350 million was announced on November 24, 2014. Proceeds from the sale were added to Aegon’s excess cash buffer, and increased the group’s Insurance Group Directive (IGD) solvency ratio by over 4 percentage points at the time of the sale.

On July 31, 2015, Aegon completed the sale of its Canadian life insurance business following regulatory approval. The agreement to sell Aegon’s Canadian life insurance business for an amount of CAD 600 million (EUR 428 million) was announced on October 16, 2014. The transaction resulted in a book loss of CAD 1,054 million (EUR 751 million) recorded and presented as part of ‘other charges’, please refer to Note 17 Other charges. Aegon used the proceeds of this transaction for the redemption of the USD 500 million 4.625% senior bond which was due in December 2015.

The results of the Canadian operations reflect amounts previously recorded in Other Comprehensive Income that were reclassified into the income statement including CAD 178 million (EUR 127 million) release of the foreign currency translation reserve, CAD (72) million (EUR (51) million) release of the net foreign investment hedging reserve and CAD 668 million (EUR 476 million) for the release of the available for sale reserve. The net cash proceeds were CAD 543 million (EUR 387 million) consisting of CAD 600 million (EUR 428 million) cash received and the cash and cash equivalents included in the sale of CAD 57 million (EUR 41 million). Expenses related to the transaction, including cost of sale, amounted to CAD 11 million (EUR 8 million).

On September 1, 2015, Aegon completed the sale of Clark Consulting following regulatory approval. The agreement to sell Clark Consulting for USD 177.5 million (EUR 160 million) was announced on July 10, 2015 and resulted in a gain of USD 8 million (EUR 7 million). The cash and cash equivalents included at the time of the sales amounted to USD 13 million (EUR 12 million).

On September 7, 2015, Aegon completed the sale of its 25.1% share in platform provider and discretionary fund manager Seven Investment Management (7IM) for GBP 19 million (EUR 26 million). This transaction has led to a net gain of GBP 7 million (EUR 10 million). 7IM was recorded as an associate in the books of Aegon.

1	An insurance business transfer scheme under Part VII of the United Kingdom Financial Services and Markets Act 2000 allows an insurer to transfer policies as at a fixed time and date to another insurer, along with related contracts with other parties (including reinsurance).